GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

50 Main Street

White Plains, New York 10606

March 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Great-West Life & Annuity Insurance Company of New York (“Great-West”)

Variable Annuity-2 Series Account (“Registrant”)

Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (“Amendment”)

File Nos. 333-177070 & 811-05961

Commissioners:

On behalf of Great-West and the above-named Registrant and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Securities Act”), filed herewith is one electronically formatted copy of the above-captioned Amendment to Registrant’s registration statement for an individual flexible premium variable annuity (the “Contract”) with guaranteed lifetime withdrawal benefit rider (“Rider”).

To facilitate the Commission staff’s review of the Amendment, we submit the information below.

I.	Summary of Changes

Following is a summary of the changes giving rise to the need to file pursuant to Rule 485(a).

1. The Contract is offered for sale through eligible broker/dealers. As originally designed, eligible broker/dealers could only be paid a fee based on an annual rate of average monthly separate account assets. The Amendment updates the prospectus to allow for payments to eligible broker/dealers to also be based on a percentage of contributions (page 52).

2. The prospectus includes revised examples describing the annual review of the Guaranteed Annual Withdrawal Percentage (GAW %) (pages 39-43).

In addition to the above changes, we have made a number of non-material changes to the prospectus, including:

1. Revised language throughout to increase its plain English readability;

U.S. Securities and Exchange Commission

March 1, 2013

2. Updated the names related to Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); and

3. Revised certain items of information required to be updated annually.

II.	Procedural Matters

Registrant is filing the Amendment pursuant to Rule 485(a) under the Securities Act. Other than the changes reflected in the Amendment, Registrant does not anticipate any further material deletions or revisions to the prospectus or statement of additional information contained in the registration statement.

Registrant intends to file a subsequent amendment under Rule 485(b) to add fee table and example information, update financial information, and reflect any Commission staff comment.

For the convenience of the Commission staff, we are delivering to Mr. Patrick Scott of the Office of Insurance Products two courtesy copies of the Amendment, one of which is marked to show changes.

Please direct any question or comment to me at 303-737-3011 or to Ann B. Furman of Jorden Burt LLP at 202-965-8130.

Sincerely yours,

/s/ Matthew D. Maxwell

Matthew D. Maxwell

Counsel

cc:	Patrick F. Scott, Esq.

Office of Insurance Products